Subsequent Events - Additional Information (Detail)	Aug. 23, 2022 shares
Subsequent event [Member] | Accelerated share repurchase program [Member] | Class A common shares in the form of ADS [Member]
Subsequent Event [Line Items]
Stock repurchased during period, Shares	3,023,138